PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position

The following list contains the particulars of subsidiaries and an equity method investee which principally affect the consolidated results of operations and financial position of the Company.

Name of subsidiary/investee	Principal activities	Percentage of controlling interest as of December 31,
		2010	2011	2012
Shenzhen Nepstar Pharmaceutical Co., Ltd. (“Nepstar Pharmaceutical”)	Procurement of merchandise for the Group	100%	100%	100%
Weifang Nepstar Pharmaceutical Co., Ltd. (“Weifang Nepstar”)	Procurement of merchandise for the Group	100%	100%	100%
Shanghai Nepstar Chain Co., Ltd. (“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%
Guangzhou Nepstar Chain Co., Ltd. (“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Ningbo Nepstar Chain Co., Ltd. (“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%
Sichuan Nepstar Chain Co., Ltd. (“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%
Jiangsu Nepstar Chain Co., Ltd. (“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%
Dalian Nepstar Chain Co., Ltd. (“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hangzhou Nepstar Chain Co., Ltd. (“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shandong Minkang Nepstar Chain Co., Ltd. (“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar Chain Co., Ltd. (“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%
Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%
Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%
Yunnan Jian Zhijia Chain Drugstore Ltd. (“Yunnan Nepstar”)	Operation of retail drugstores (Note 1(a)(i))	40%	40%	—
Fuzhou Nepstar Chain Co., Ltd. (“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hubei Nepstar Chain Co., Ltd. (“Hubei Nepstar”)	Operation of retail drugstores	100%	100%	100%
Beijing Nepstar Chain Co., Ltd. (“Beijing Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenyang Nepstar Chain Co., Ltd. (“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar E-commerce Co., Ltd. (“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%
Zaozhuang Nepstar Chain Co., Ltd. (“Zaozhuang Nepstar”)	Operation of retail drugstores	—	100%	100%
Wenzhou Nepstar Chain Co., Ltd. (“Wenzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hunan Nepstar Health Chain Co., Ltd. (“Hunan Nepstar”)	Operation of retail drugstores	—	100%	100%
Wuhan Nepstar Drugstore Co., Ltd. (“Wuhan Nepstar”)	Operation of retail drugstores	—	—	100%

Note (i)

Yunnan Nepstar was 40% owned by Nepstar Pharmaceutical and 60% owned by Yunnan Jianzhijia Holding Co., Ltd. (“JZJ Holding”), a company 100% beneficially owned by a director of Yunnan Nepstar. On December 28, 2012, the Group completed the sales of its 40% equity ownership in Yunnan Nepstar to JZJ Holding. In accordance with the terms of the agreement entered into by the Group and JZJ Holding in connection with the transaction, JZJ Holding has acquired the Group’s 40% equity ownership in Yunnan Nepstar for a total cash consideration of RMB 81,480. As of December 31, 2012, Yunnan Nepstar is no longer an equity method investee of the Group. See Note 10.